NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 15	€ 589	€ 603
Ending balance	5	15	589
GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,675	1,877	1,876
Increase	0	0	2
Decrease	(7)	(201)	0
FX rate impact	0	1	(1)
Reclassification	0	(2)	0
Ending balance	1,668	1,675	1,877
ACCUMULATED AMORTIZATION AND IMPAIRMENT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,660)	(1,288)	(1,273)
Decrease	4	199	0
FX rate impact	0	0	1
Increase	(7)	(571)	(16)
Ending balance	(1,663)	(1,660)	(1,288)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13	587	603
Ending balance	5	13	587
Other intangible assets | GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,673	1,875	1,876
Increase	0	0	0
Decrease	(7)	(201)	0
FX rate impact	0	1	(1)
Reclassification	2	(2)	0
Ending balance	1,668	1,673	1,875
Other intangible assets | ACCUMULATED AMORTIZATION AND IMPAIRMENT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,660)	(1,288)	(1,273)
Decrease	4	199	0
FX rate impact	0	0	1
Increase	(7)	(571)	(16)
Ending balance	(1,663)	(1,660)	(1,288)
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2	2	0
Ending balance	0	2	2
Intangible assets in progress | GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2	2	0
Increase	0	0	2
Decrease	0	0	0
FX rate impact	0	0	0
Reclassification	(2)	0	0
Ending balance	0	2	2
Intangible assets in progress | ACCUMULATED AMORTIZATION AND IMPAIRMENT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	0
Decrease	0	0	0
FX rate impact	0	0	0
Increase	0	0	0
Ending balance	€ 0	€ 0	€ 0